Annual Total Returns [BarChart] - LVIP Delaware Bond Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	7.64%
2012	6.61%
2013	(2.31%)
2014	5.97%
2015	0.39%
2016	2.72%
2017	4.37%
2018	(0.83%)
2019	9.21%
2020	9.87%